Hedge accounting - Summary of detailed information about hedging instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Notional value	R$ 2,537,950	R$ 248,896	R$ 225,901
Variation in the amounts used to calculate hedge ineffectiveness	(60,563)	(7,133)	(17,495)
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Assets	245,986	186,412	147,179
Liabilities	0	0	0
Variation in value recognized in Other comprehensive income	52,299	5,946	18,645
Notional value	349,218	248,896	225,901
Variation in the amounts used to calculate hedge ineffectiveness	(60,563)	(7,133)	(17,495)
Fair value hedge
Disclosure of detailed information about hedged items [line items]
Assets	0
Liabilities	2,178,459
Variation in value recognized in income	(47,923)
Notional value	2,188,732	0	0
Variation in the amounts used to calculate hedge ineffectiveness	46,795
Foreign exchange risk | Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Assets	245,986	186,412	147,179
Liabilities	0	0	0
Variation in value recognized in Other comprehensive income	52,299	5,946	18,645
Notional value	349,218	248,896	225,901
Variation in the amounts used to calculate hedge ineffectiveness	(60,563)	R$ (7,133)	R$ (17,495)
Interest rate risk | Fair value hedge | Hedge of fixed-income securities
Disclosure of detailed information about hedged items [line items]
Assets	0
Liabilities	2,178,459
Variation in value recognized in income	(47,923)
Notional value	2,188,732
Variation in the amounts used to calculate hedge ineffectiveness	46,795
Interest rate risk | Fair value hedge | Futures contracts
Disclosure of detailed information about hedged items [line items]
Assets	0
Liabilities	2,178,459
Notional value	2,188,732
Variation in the amounts used to calculate hedge ineffectiveness	46,795
Hedge ineffectiveness recognized in income	R$ (1,128)